FINANCING AND LOANS - RGR Transfer (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FINANCING AND LOANS
Charges receivable	R$ 215,929	R$ 209,715
Current receivables	3,257,464	3,693,369
Non-current loans and receivables	10,803,423	9,971,857
Current borrowings and current portion of non-current borrowings	7,636,633	12,066,912
Non-current portion of non-current borrowings	34,303,730	R$ 42,305,886
RGR
FINANCING AND LOANS
Charges receivable	183,801
Current receivables	170,513
Non-current loans and receivables	746,847
RGR | AMAZONAS D
FINANCING AND LOANS
Charges receivable	19,278
Current receivables	62,525
Non-current loans and receivables	16,128
RGR | ELMA
FINANCING AND LOANS
Charges receivable	10,648
Current receivables	3,143
RGR | ENERLESTE
FINANCING AND LOANS
Charges receivable	1,529
Current receivables	1,424
RGR | GLOBAL
FINANCING AND LOANS
Charges receivable	136,547
Current receivables	44,100
RGR | CELPA
FINANCING AND LOANS
Charges receivable	15,799
Current receivables	6,795
Non-current loans and receivables	662,478
RGR | CEMIG
FINANCING AND LOANS
Current receivables	10,688
Non-current loans and receivables	8,412
RGR | COELCE
FINANCING AND LOANS
Current receivables	6,885
Non-current loans and receivables	7,413
RGR | RGE-SUL
FINANCING AND LOANS
Current receivables	3,044
Non-current loans and receivables	2,838
RGR | Other
FINANCING AND LOANS
Current receivables	31,911
Non-current loans and receivables	49,577
RGR | RGR - CCEE
FINANCING AND LOANS
Charges-Liability	183,801
Current borrowings and current portion of non-current borrowings	170,513
Non-current portion of non-current borrowings	R$ 746,847